Stock Based Compensation (Tables)	9 Months Ended
Sep. 30, 2025
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Stock Based Compensation Activity's

For the nine months ended September 30, 2025, RSU activity was as follows:

	Number of RSUs	Weighted-Average Grant-date Fair Value
Outstanding at January 1, 2025	1,343,777	$21.87
Granted during the year	1,961,956	52.29
Forfeited during the year	(24,233)	23.83
Outstanding at September 30, 2025	3,281,500	$40.04

Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Stock Based Compensation Activity's

For the nine months ended September 30, 2025, stock option activity was as follows:

	Number of Options	Weighted-Average Exercise Price		Weighted Average Share Price on Exercise Date	Weighted-Average Remaining Contractual Term (in years)
Outstanding at January 1, 2025	2,128,724	$15.81			2.2
Exercised during the year	(888,606)	$13.83		$48.80
Outstanding at September 30, 2025	1,240,118	$17.22	(1)		1.6
Exercisable at September 30, 2025	1,240,118	$17.22	(1)		1.6

(1)
Stock options outstanding and exercisable include a range of exercise prices from $12.50 to $19.13.